Operating Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Operating Segments

Note 11 – Operating Segments

We regularly allocate resources to and assess the performance of our operations by segments that are organized by unique geographic and operating characteristics. The segments are organized in order to manage regional business, currency and tax related risks and opportunities. Operations included under the heading “United States” include corporate management, cash management, business development and financing activities performed in the United States and other countries, which do not meet the requirements for separate disclosure. All intersegment revenues, other income and equity earnings, expenses and receivables are eliminated in order to reconcile to consolidated totals. Corporate general and administrative and interest expenses are included in the United States and other segment and are not allocated to other operating segments.

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Operating Segment Net Income (Loss)
Venezuela	$39,076	$12,956
Indonesia	(1,978)	(2,856)
Gabon	(2,146)	(1,425)
United States	1,486	(4,288)

Operating segment net income (loss)	36,438	4,387
Discontinued operations	(341)	(5,427)

Net income (loss) attributable to Harvest	$36,097	$(1,040)

	March 31, 2013	December 31, 2012
	(in thousands)
Operating Segment Assets
Venezuela	$465,767	$416,792
Indonesia	10,569	10,959
Gabon	113,598	80,908
United States	303,653	307,703
Discontinued operations	168	313

	893,755	816,675
Intersegment eliminations	(264,718)	(219,838)

	$629,037	$596,837

Note 11 – Operating Segments

We regularly allocate resources to and assess the performance of our operations by segments that are organized by unique geographic and operating characteristics. The segments are organized in order to manage regional business, currency and tax related risks and opportunities. Operations included under the heading “United States” include corporate management, cash management, business development and financing activities performed in the United States and other countries, which do not meet the requirements for separate disclosure. All intersegment revenues, other income and equity earnings, expenses and receivables are eliminated in order to reconcile to consolidated totals. Corporate general and administrative and interest expenses are included in the United States segment and are not allocated to other operating segments.

	2012	2011	2010
		(in thousands)
		(RESTATED- SEE NOTE 3)	(RESTATED- SEE NOTE 3)
Segment Income (Loss) Attributable to Harvest
Venezuela	$51,584	$54,974	$49,158
Indonesia	(7,984)	(47,688)	(6,265)
Gabon	(6,842)	(7,988)	(1,642)
United States	(34,559)	(29,583)	(28,636)

Net income (loss) from continuing operations(a)	2,199	(30,285)	12,615
Discontinued operations:
Oman	(12,711)	(11,371)	(1,952)
Antelope Project	(1,699)	97,616	3,712

Net income (loss) from discontinued operations	(14,410)	86,245	1,760

Net income (loss) attributable to Harvest	$(12,211)	$55,960	$14,375

(a)	Includes net income attributable to noncontrolling interest.

	December 31,
	2012	2011
	(in thousands)
		(RESTATED- SEE NOTE 3)
Operating Segment Assets
Venezuela	$416,792	$348,802
Indonesia	10,959	14,593
Gabon	80,908	55,505
United States	307,703	259,856
Discontinued operations — Oman	313	7,152

	816,675	685,908
Intersegment eliminations	(219,838)	(178,705)

Total Assets	$596,837	$507,203